New World Fund®
Investment portfolio
January 31, 2021
unaudited
Common stocks 88.64% Information technology 18.40%	Shares	Value (000)
Microsoft Corp.	5,270,800	$1,222,615
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	51,732,500	1,092,325
PagSeguro Digital Ltd., Class A2	14,770,487	723,015
PayPal Holdings, Inc.[2]	2,757,099	646,016
StoneCo Ltd., Class A2	7,354,340	528,777
Mastercard Inc., Class A	1,587,000	501,952
Broadcom Inc.	1,052,000	473,926
Keyence Corp.[1]	873,700	469,999
ASML Holding NV1	799,328	425,582
Adobe Inc.[2]	876,200	401,974
Cree, Inc.[2]	3,277,050	331,244
Silergy Corp.[1]	3,196,000	298,357
EPAM Systems, Inc.[2]	724,121	249,409
Samsung Electronics Co., Ltd.[1]	2,984,576	217,820
Kingdee International Software Group Co. Ltd.[1]	40,284,699	163,175
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	6,656,088	136,583
Apple Inc.	1,031,200	136,077
Accenture PLC, Class A	559,000	135,233
Network International Holdings PLC[1,2,3]	28,229,963	132,292
Visa Inc., Class A	591,900	114,385
Trimble Inc.[2]	1,662,350	109,565
MediaTek Inc.[1]	3,317,000	103,968
Hexagon AB, Class B1	1,173,200	102,654
Micron Technology, Inc.[2]	1,032,946	80,849
Edenred SA1	1,463,939	79,470
Tokyo Electron Ltd.[1]	203,100	77,468
Advanced Micro Devices, Inc.[2]	852,400	73,000
Kuaishou Technology, Class B1,2,4	4,777,700	70,865
Inphi Corp.[2]	413,000	69,636
FleetCor Technologies, Inc.[2]	268,600	65,203
Atlassian Corp. PLC, Class A2	258,625	59,776
NetEase, Inc.[1]	2,503,400	57,389
NXP Semiconductors NV	337,000	54,078
Halma PLC[1]	1,543,000	52,150
Cognizant Technology Solutions Corp., Class A	662,000	51,603
Nokia Corp.[1,2,5]	10,245,487	49,111
Autodesk, Inc.[2]	159,600	44,278
Logitech International SA1	380,000	39,625
GDS Holdings Ltd., Class A1,2	2,944,400	37,537
ON Semiconductor Corp.[2]	1,069,900	36,901
Chindata Group Holdings Ltd., Class A (ADR)[2,5]	2,222,200	36,889
Yeahka Ltd.[1,2,5]	3,486,400	35,631
Aspen Technology, Inc.[2]	247,900	33,194
Nice Ltd. (ADR)	119,000	31,092
Hamamatsu Photonics KK1	392,000	22,637
Globant SA2	111,800	21,466
Intel Corp.	367,300	20,389
New World Fund — Page 1 of 17

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Elastic NV, non-registered shares[2]	133,990	$20,361
KLA Corp.	72,300	20,249
SAP SE1	155,400	19,782
TravelSky Technology Ltd., Class H1	8,463,000	19,046
CMC Materials, Inc.	108,500	15,983
VeriSign, Inc.[2]	66,899	12,983
Vontier Corp.[2]	392,000	12,713
Amadeus IT Group SA, Class A, non-registered shares[1,2]	193,593	12,255
Amphenol Corp., Class A	93,000	11,614
Coforge Ltd.[1]	260,197	8,497
		10,070,663
Consumer discretionary 13.91%
MercadoLibre, Inc.[2]	684,915	1,218,813
Alibaba Group Holding Ltd.[1,2]	25,069,662	800,157
Alibaba Group Holding Ltd. (ADR)[2]	187,800	47,669
LVMH Moët Hennessy-Louis Vuitton SE1	734,683	443,597
Delivery Hero SE1,2	2,879,633	438,274
General Motors Company	7,350,000	372,498
Galaxy Entertainment Group Ltd.[1]	41,453,990	321,998
XPeng Inc., Class A (ADR)[2,5]	5,724,203	275,792
Hermès International[1]	239,766	244,895
Naspers Ltd., Class N1	983,241	225,684
Kering SA1,5	303,342	199,060
EssilorLuxottica[1]	1,341,819	190,293
Evolution Gaming Group AB1	1,943,298	189,451
JD Health International Inc.[1,2]	9,195,950	180,995
Meituan, Class B1,2	3,604,700	164,417
adidas AG1,2	424,472	134,922
Pop Mart International Group Ltd.[1,2]	12,076,100	115,259
NIKE, Inc., Class B	838,900	112,069
Booking Holdings Inc.[2]	51,675	100,473
Li Ning Co. Ltd.[1]	15,826,617	99,654
IDP Education Ltd.[1]	5,359,012	93,729
Gree Electric Appliances, Inc. of Zhuhai, Class A1	10,532,292	91,406
Jumbo SA1	5,625,631	87,688
YUM! Brands, Inc.	861,600	87,444
Cie. Financière Richemont SA, Class A1	920,499	85,528
Melco Resorts & Entertainment Ltd. (ADR)	5,266,800	84,216
Astra International Tbk PT1	185,396,600	80,736
Zhongsheng Group Holdings Ltd.[1]	13,621,250	79,694
Huazhu Group Ltd. (ADR)[2]	1,508,989	73,186
Wyndham Hotels & Resorts, Inc.	1,250,000	72,712
Trip.com Group Ltd. (ADR)[2]	2,190,835	69,734
JD.com, Inc., Class A1,2	1,547,000	68,895
Marriott International, Inc., Class A	535,500	62,284
Midea Group Co., Ltd., Class A1	3,946,874	58,735
Wynn Macau, Ltd.[1,2]	34,863,600	56,536
Suzuki Motor Corp.[1]	1,111,300	50,213
Industria de Diseño Textil, SA1	1,632,799	48,444
Fast Retailing Co., Ltd.[1]	55,300	47,593
Ferrari NV1	186,900	39,025
Maruti Suzuki India Ltd.[1]	363,485	35,886
Domino’s Pizza, Inc.	96,000	35,593
China MeiDong Auto Holdings Ltd.[1]	10,368,000	35,076
New World Fund — Page 2 of 17

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Samsonite International SA1,2	22,773,000	$33,923
Flutter Entertainment PLC (GBP denominated)[1]	160,346	29,817
SAIC Motor Corp. Ltd., Class A1	8,429,207	28,611
Airbnb, Inc., Class A2	135,640	24,908
Shangri-La Asia Ltd.[1,2]	28,650,000	24,613
Allegro.eu1,2	1,237,125	24,269
Aptiv PLC	181,000	24,182
InterContinental Hotels Group PLC[1,2]	334,060	20,617
Lojas Americanas SA, ordinary nominative	4,974,400	17,156
Dada Nexus Ltd. (ADR)[2,5]	322,400	13,328
Stellantis NV1,2	868,735	13,193
Vivo Energy PLC[1]	11,251,842	11,913
Levi Strauss & Co., Class A	575,500	11,343
Wynn Resorts, Ltd.	94,200	9,376
Cyrela Brazil Realty SA, ordinary nominative	979,400	4,588
Inchcape PLC[1,2]	338,800	3,082
		7,615,242
Health care 12.55%
Zai Lab Ltd. (ADR)[2,3,5]	4,975,800	796,476
WuXi Biologics (Cayman) Inc.[1,2]	40,965,504	573,067
Thermo Fisher Scientific Inc.	1,084,813	552,929
Carl Zeiss Meditec AG, non-registered shares[1]	2,647,080	414,347
Notre Dame Intermédica Participações SA	18,851,160	325,590
Abbott Laboratories	2,593,500	320,531
CanSino Biologics Inc., Class H1,2,5	7,817,697	254,814
BeiGene, Ltd. (ADR)[2]	659,354	210,993
BeiGene, Ltd.[1,2]	693,600	17,120
PerkinElmer, Inc.	1,388,770	204,246
AstraZeneca PLC[1]	1,942,416	198,311
BioMarin Pharmaceutical Inc.[2]	2,301,213	190,494
WuXi AppTec Co., Ltd., Class H1	5,890,603	140,108
WuXi AppTec Co., Ltd., Class A1	1,918,110	49,227
bioMérieux SA1	1,187,000	183,690
Yunnan Baiyao Group Co., Ltd., Class A1	8,798,900	180,725
Pharmaron Beijing Co., Ltd., Class H1	5,172,800	99,120
Pharmaron Beijing Co., Ltd., Class A1	3,462,800	76,562
Jiangsu Hengrui Medicine Co., Ltd., Class A1	10,729,926	171,700
CSL Ltd.[1]	751,000	155,429
Koninklijke Philips NV (EUR denominated)[1,2]	2,415,304	131,636
Asahi Intecc Co., Ltd.[1]	3,968,200	130,688
Shionogi & Co., Ltd.[1]	2,135,600	116,190
Olympus Corp.[1]	5,934,700	107,493
Novo Nordisk A/S, Class B1,5	1,266,810	88,114
Hypera SA, ordinary nominative	14,839,266	87,575
Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,377,500	86,907
Danaher Corp.	342,181	81,384
Medtronic PLC	724,000	80,603
Pfizer Inc.	2,234,000	80,201
Straumann Holding AG1	65,546	72,741
Hugel, Inc.[1,2]	401,893	70,528
Grifols, SA, Class A, non-registered shares[1]	2,300,000	67,823
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	2,757,430	66,530
Hikma Pharmaceuticals PLC[1]	1,966,418	64,599
Zoetis Inc., Class A	396,000	61,083
New World Fund — Page 3 of 17

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Alcon Inc.[1,2]	725,000	$52,001
Baxter International Inc.	611,400	46,974
HOYA Corp.[1]	356,000	45,527
Hangzhou Tigermed Consulting Co., Ltd., Class A1	1,712,951	44,372
Ping An Healthcare and Technology Co. Ltd., Class H1,2,5	3,190,600	39,656
Alibaba Health Information Technology Ltd.[1,2]	11,625,000	36,264
Mettler-Toledo International Inc.[2]	21,300	24,881
Aier Eye Hospital Group Co., Ltd., Class A1	1,829,557	22,283
OdontoPrev SA, ordinary nominative	6,977,400	18,070
Lupin Ltd.[1]	953,503	13,164
Novartis AG1	128,200	11,596
Shandong Pharmaceutical Glass Co., Ltd., Class A1	488,913	2,873
NMC Health PLC[1,2,6]	812,918	11
		6,867,246
Financials 11.43%
Kotak Mahindra Bank Ltd.[1,2]	35,726,319	836,658
AIA Group Ltd.[1]	61,651,800	755,383
HDFC Bank Ltd.[1,2]	35,568,396	677,582
HDFC Bank Ltd. (ADR)[2]	984,400	70,975
Ping An Insurance (Group) Company of China, Ltd., Class H1	27,669,700	326,352
Ping An Insurance (Group) Company of China, Ltd., Class A1	432,343	5,296
B3 SA - Brasil, Bolsa, Balcao	29,475,429	322,154
Société Générale[1,2]	15,769,898	294,692
Sberbank of Russia PJSC (ADR)[1]	16,765,262	228,943
Sberbank of Russia PJSC (ADR)	2,932,600	40,206
Bajaj Finance Ltd.[1]	3,388,000	218,923
XP Inc., Class A2	4,984,128	217,507
UniCredit SpA[1,2]	22,713,966	207,702
Capitec Bank Holdings Ltd.[1,2]	2,256,225	206,626
ICICI Bank Ltd. (ADR)[2]	10,700,004	161,570
ICICI Bank Ltd.[1,2]	4,819,247	35,645
Banco Santander, SA1	51,280,699	149,983
HDFC Life Insurance Company Ltd.[1,2]	14,275,000	132,789
Hong Kong Exchanges and Clearing Ltd.[1]	1,974,000	126,804
China Merchants Bank Co., Ltd., Class H1	15,131,100	116,842
Banco Bilbao Vizcaya Argentaria, SA1	23,689,100	107,882
Bajaj Finserv Ltd.[1]	825,900	98,882
S&P Global Inc.	296,500	93,991
Moody’s Corp.	295,050	78,560
TCS Group Holding PLC (GDR)[1]	1,609,668	66,074
TCS Group Holding PLC (GDR)[1,4]	264,560	10,860
Fairfax Financial Holdings Ltd., subordinate voting shares[5]	200,872	72,875
Discovery Ltd.[1]	7,280,988	61,685
Lufax Holding Ltd. (ADR)[2]	3,753,000	59,823
Bank Mandiri (Persero) Tbk PT1	117,130,800	53,794
Bank Rakyat Indonesia (Persero) Tbk PT1	176,837,100	52,816
DBS Group Holdings Ltd.[1]	2,480,100	46,629
UBS Group AG1	2,900,000	41,866
AU Small Finance Bank Ltd.[1,2]	3,318,252	39,670
Eurobank Ergasias Services and Holdings SA1,2	53,700,000	35,306
PICC Property and Casualty Co. Ltd., Class H1	46,682,000	34,118
Chubb Ltd.	200,000	29,134
Moscow Exchange MICEX-RTS PJSC[1]	12,966,638	26,820
Axis Bank Ltd.[1,2]	2,786,000	25,296
New World Fund — Page 4 of 17

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Alpha Bank SA1,2	24,682,000	$22,281
BB Seguridade Participações SA	3,569,500	18,045
Bank of the Philippine Islands[1]	10,761,000	17,846
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B2	16,008,410	15,892
Kasikornbank PCL, foreign registered[1]	2,195,700	9,253
The People’s Insurance Co. (Group) of China Ltd., Class H1	15,352,451	4,749
		6,256,779
Communication services 8.42%
Tencent Holdings Ltd.[1]	12,977,000	1,136,046
Sea Ltd., Class A (ADR)[2]	3,343,522	724,575
Alphabet Inc., Class C2	279,011	512,191
Alphabet Inc., Class A2	44,800	81,866
Facebook, Inc., Class A2	2,091,550	540,310
Netflix, Inc.[2]	569,943	303,432
Yandex NV, Class A2	4,130,109	258,710
América Móvil, SAB de CV, Series L (ADR)	12,115,300	160,043
Bilibili Inc., Class Z (ADR)[2]	1,200,000	136,668
Activision Blizzard, Inc.	1,452,175	132,148
Bharti Airtel Ltd.[1]	11,522,338	87,456
NetEase, Inc. (ADR)	666,934	76,691
Indus Towers Ltd.[1]	23,966,539	75,774
Vodafone Group PLC[1]	42,513,300	72,709
Electronic Arts Inc.	472,000	67,590
JOYY Inc., Class A (ADR)[5]	681,000	62,679
MTN Group Ltd.[1]	12,170,856	50,332
SoftBank Group Corp.[1]	513,600	39,568
HUYA, Inc. (ADR)[2,5]	1,276,735	33,055
Informa PLC[1]	2,700,000	18,456
China Tower Corp. Ltd., Class H1	94,912,000	13,793
Telkom Indonesia (Persero) Tbk PT, Class B1	57,520,000	12,700
JCDecaux SA1,2	615,000	11,966
		4,608,758
Materials 5.92%
Vale SA, ordinary nominative	27,691,962	445,134
Vale SA, ordinary nominative (ADR)	25,962,409	419,293
First Quantum Minerals Ltd.	16,437,000	273,789
Sika AG1	860,252	233,955
Asian Paints Ltd.[1]	6,439,229	212,880
Gerdau SA (ADR)	41,783,400	177,162
Freeport-McMoRan Inc.	5,065,708	136,318
Shin-Etsu Chemical Co., Ltd.[1]	701,900	122,231
Rio Tinto PLC[1]	1,376,000	105,158
Koninklijke DSM NV1	507,000	88,538
AngloGold Ashanti Ltd. (ADR)	2,691,278	63,137
AngloGold Ashanti Ltd.[1]	922,907	21,850
Givaudan SA1	20,171	81,409
LANXESS AG1	1,000,000	75,379
Shree Cement Ltd.[1]	235,995	73,465
BHP Group PLC[1]	2,600,000	71,435
Linde PLC	283,250	69,510
CCL Industries Inc., Class B, nonvoting shares	1,209,000	55,470
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	9,400,000	53,862
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	7,008,943	52,643
New World Fund — Page 5 of 17

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Alrosa PJSC[1]	33,822,582	$44,511
Barrick Gold Corp.	1,806,000	40,400
Loma Negra Compania Industrial Argentina SA (ADR)[3]	7,675,388	39,375
SIG Combibloc Group AG1	1,570,000	37,388
Arkema SA1	321,500	35,694
Huntsman Corp.	1,320,000	34,874
BASF SE1	441,243	34,230
Chr. Hansen Holding A/S1,2	357,199	32,275
Amcor PLC (CDI)[1]	2,116,000	23,262
Celanese Corp.	187,300	22,879
Umicore SA1	402,146	22,799
Turquoise Hill Resources Ltd.[2]	2,046,200	22,508
Asahi Kasei Corp.[1]	1,659,500	18,600
		3,241,413
Industrials 5.71%
Airbus SE, non-registered shares[1,2]	3,149,297	317,273
Shanghai International Airport Co., Ltd., Class A1	22,470,945	275,030
Safran SA1,2	2,090,650	263,655
CCR SA, ordinary nominative[3]	114,576,560	253,805
InPost SA1,2	8,165,907	196,213
Wizz Air Holdings PLC[1,2]	2,850,288	170,398
IMCD NV1	1,280,366	158,656
International Container Terminal Services, Inc.[1]	54,681,000	134,944
DSV Panalpina A/S1	830,418	129,508
Rumo SA2	32,103,625	119,111
SMC Corp.[1]	162,999	98,931
Nidec Corp.[1]	728,200	96,712
TransDigm Group Inc.[2]	147,000	81,332
Ryanair Holdings PLC (ADR)[2]	814,301	77,416
Han’s Laser Technology Industry Group Co., Ltd., Class A1	9,942,191	65,692
Centre Testing International Group Co., Ltd.[1]	14,248,320	64,838
Fortive Corp.	980,000	64,758
Airports of Thailand PCL, foreign registered[1]	30,288,000	59,945
Spirax-Sarco Engineering PLC[1]	371,000	56,272
Copa Holdings, SA, Class A	630,479	48,780
Daikin Industries, Ltd.[1]	228,200	48,585
Boeing Company	211,169	41,007
Epiroc AB, Class B1	2,302,349	39,429
A-Living Smart City Services Co., Ltd., Class H1	8,552,000	37,182
Komatsu Ltd.[1]	1,169,600	32,231
ABB Ltd.[1]	1,059,474	31,269
Experian PLC[1]	723,000	25,288
ZTO Express (Cayman) Inc., Class A (ADR)	736,700	24,370
Havells India Ltd.[1]	1,601,000	22,918
Air Lease Corp., Class A	568,800	22,542
Atlas Copco AB, Class B1	479,500	22,442
Hefei Meyer Optoelectronic Technology Inc., Class A1	3,231,480	22,426
Guangzhou Baiyun International Airport Co. Ltd., Class A1	5,454,474	11,651
Carrier Global Corp.	302,000	11,627
		3,126,236
New World Fund — Page 6 of 17

unaudited
Common stocks (continued) Consumer staples 5.40%	Shares	Value (000)
Kweichow Moutai Co., Ltd., Class A1	3,060,009	$1,002,762
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	9,953,466	302,844
Anheuser-Busch InBev SA/NV1	2,290,684	143,857
Nongfu Spring Co., Ltd., Class H1,2,5	18,712,978	141,533
Nestlé SA1	1,242,296	139,170
Carlsberg A/S, Class B1	717,838	105,227
RLX Technology, Inc., Class A (ADR)[2]	4,517,368	101,641
Pernod Ricard SA1	506,023	95,504
Raia Drogasil SA, ordinary nominative	20,435,000	93,073
Avenue Supermarts Ltd.[1,2]	1,827,432	66,423
Mondelez International, Inc.	1,104,300	61,222
Reckitt Benckiser Group PLC[1]	685,000	58,174
Unilever PLC (EUR denominated)[1]	987,031	57,375
British American Tobacco PLC[1]	1,510,800	54,987
United Spirits Ltd.[1,2]	6,916,320	54,828
Shiseido Company, Ltd.[1]	654,500	42,950
ITC Ltd.[1]	15,000,000	41,774
Constellation Brands, Inc., Class A	193,300	40,773
Kimberly-Clark de México, SAB de CV, Class A	21,001,800	36,688
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A1	3,468,887	36,106
Heineken NV1	345,700	36,011
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	4,391,000	29,967
Uni-Charm Corp.[1]	663,200	29,665
L’Oréal SA, non-registered shares[1]	83,828	29,384
Herbalife Nutrition Ltd.[2]	545,700	27,809
Japan Tobacco Inc.[1]	1,253,500	24,909
Kirin Holdings Company, Ltd.[1]	1,152,500	24,790
Fomento Económico Mexicano, SAB de CV	3,312,400	22,574
Danone SA1	326,249	21,736
Wal-Mart de México, SAB de CV, Series V	5,037,000	14,338
Chengdu Hongqi Chain Co., Ltd.[1]	14,108,171	12,745
Diageo PLC[1]	145,966	5,890
Colgate-Palmolive Company	3,200	250
		2,956,979
Energy 3.42%
Reliance Industries Ltd.[1]	36,028,995	909,839
Reliance Industries Ltd., interim shares[1]	2,018,451	26,749
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	49,965,698	502,155
Rosneft Oil Company PJSC (GDR)[1,5]	16,710,800	103,162
Royal Dutch Shell PLC, Class B1	4,017,000	69,487
Chevron Corp.	705,500	60,108
Gazprom PJSC (ADR)[1]	10,186,742	56,416
New Fortress Energy Inc., Class A	1,244,000	55,582
Schlumberger Ltd.	2,204,500	48,962
Total SE1	987,624	41,694
		1,874,154
Real estate 1.87%
Shimao Services Holdings Ltd.[1,2]	79,750,524	139,795
ESR Cayman Ltd.[1,2]	37,732,780	134,649
American Tower Corp. REIT	581,200	132,142
Longfor Group Holdings Ltd.[1]	18,658,000	105,074
BR Malls Participacoes SA, ordinary nominative[2,3]	46,058,139	80,392
China Resources Land Ltd.[1]	19,240,000	76,315
New World Fund — Page 7 of 17

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Ayala Land, Inc.[1]	88,803,200	$69,641
CIFI Holdings (Group) Co. Ltd.[1]	77,173,131	63,388
CK Asset Holdings Ltd.[1]	12,290,500	62,319
Embassy Office Parks REIT[1]	12,041,405	57,830
KE Holdings Inc., Class A (ADR)[2]	956,472	56,528
Shimao Group Holdings Ltd.[1]	16,389,500	47,783
		1,025,856
Utilities 1.61%
ENN Energy Holdings Ltd.[1]	20,940,300	324,327
China Gas Holdings Ltd.[1]	71,415,666	253,913
AES Corp.	4,510,000	109,999
China Resources Gas Group Ltd.[1]	14,018,000	70,242
Enel SpA[1]	6,619,776	65,733
Engie SA1,2	3,522,463	54,718
		878,932
Total common stocks (cost: $28,080,278,000)		48,522,258
Preferred securities 0.79% Industrials 0.29%
Azul SA, preferred nominative (ADR)[2,5]	4,592,225	100,799
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	10,906,600	47,742
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2,5]	944,799	8,191
		156,732
Consumer discretionary 0.21%
Volkswagen AG, nonvoting preferred shares[1]	460,000	87,468
Lojas Americanas SA, preferred nominative	6,307,026	27,769
		115,237
Information technology 0.13%
Nu Holdings Ltd., Series G, noncumulative, preferred shares[1,2,6,7]	1,447,997	49,257
Nu Holdings Ltd., Series A, noncumulative, preferred shares[1,2,6,7]	287,747	9,788
Nu Holdings Ltd., Series Seed, noncumulative, preferred shares[1,2,6,7]	205,114	6,977
Nu Holdings Ltd., noncumulative, preferred shares[1,2,6,7]	118,955	4,047
Nu Holdings Ltd., Series B, noncumulative, preferred shares[1,2,6,7]	14,160	482
Nu Holdings Ltd., Series D, noncumulative, preferred shares[1,2,6,7]	7,524	256
		70,807
Health care 0.08%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	2,545,505	45,096
Energy 0.04%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,328,500	12,993
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,382,000	11,619
		24,612
Materials 0.04%
Gerdau SA, preferred nominative	4,713,800	20,031
New World Fund — Page 8 of 17

unaudited
Preferred securities (continued) Real estate 0.00%	Shares	Value (000)
Ayala Land, Inc., preferred shares[1,2,6]	30,910,900	$—[8]
Total preferred securities (cost: $378,601,000)		432,515
Rights & warrants 0.67% Health care 0.55%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[1,2,4]	9,370,956	240,499
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2022[1,2,4]	3,975,880	48,424
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,4]	934,291	11,379
		300,302
Consumer staples 0.12%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,2,4]	2,126,840	64,711
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	1,840,998	600
Lojas Americanas SA, rights, expire 2021[2]	106,331	79
		679
Total rights & warrants (cost: $161,117,000)		365,692
Convertible bonds & notes 0.00% Health care 0.00%	Principal amount (000)
BioMarin Pharmaceutical Inc., convertible bonds, 1.25% 2027[4]	$1,450	1,523
Total convertible bonds & notes (cost: $1,450,000)		1,523
Bonds, notes & other debt instruments 2.71% Bonds & notes of governments & government agencies outside the U.S. 2.37%
Abu Dhabi (Emirate of) 2.50% 2029[4]	22,000	23,495
Abu Dhabi (Emirate of) 1.70% 2031[4]	5,740	5,695
Angola (Republic of) 8.25% 2028	3,470	3,477
Angola (Republic of) 8.00% 2029[4]	30,500	30,237
Angola (Republic of) 8.00% 2029	4,830	4,788
Argentine Republic 1.00% 2029	4,613	1,924
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[9]	13,141	5,059
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[9]	53,246	18,343
Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[9]	10,333	4,076
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[9]	71,900	26,244
Armenia (Republic of) 7.15% 2025	6,000	6,949
Bahrain (Kingdom of) 6.75% 2029[4]	6,450	7,285
Belarus (Republic of) 6.875% 2023	20,180	21,057
Belarus (Republic of) 5.875% 2026	2,470	2,538
Belarus (Republic of) 7.625% 2027	4,650	5,104
Belarus (Republic of) 6.20% 2030	2,500	2,528
Buenos Aires (City of) 8.95% 2021	4,519	4,315
Cameroon (Republic of) 9.50% 2025	10,142	11,561
Colombia (Republic of) 4.50% 2029	13,425	15,302
Colombia (Republic of) 7.375% 2037	10,950	15,357
Colombia (Republic of) 4.125% 2051	4,360	4,554
Costa Rica (Republic of) 4.375% 2025	4,629	4,544
New World Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Costa Rica (Republic of) 6.125% 2031[4]	$15,400	$15,496
Costa Rica (Republic of) 6.125% 2031	7,593	7,640
Costa Rica (Republic of) 5.625% 2043	365	328
Costa Rica (Republic of) 7.00% 2044	3,976	3,926
Costa Rica (Republic of) 7.158% 2045	3,237	3,217
Cote d’Ivoire (Republic of) 4.875% 2032	€1,890	2,366
Dominican Republic 11.00% 2026	DOP121,900	2,402
Dominican Republic 11.00% 2026	61,700	1,239
Dominican Republic 5.95% 2027	$7,820	9,011
Dominican Republic 8.625% 2027[4]	4,950	6,174
Dominican Republic 11.25% 2027	DOP100	2
Dominican Republic 6.00% 2028[4]	$4,360	5,081
Dominican Republic 11.375% 2029	DOP195,700	3,988
Dominican Republic 4.50% 2030[4]	$2,307	2,421
Dominican Republic 5.30% 2041[4]	3,901	4,042
Dominican Republic 7.45% 2044[4]	8,950	11,282
Dominican Republic 7.45% 2044	5,700	7,185
Dominican Republic 6.85% 2045[4]	2,000	2,365
Dominican Republic 5.875% 2060[4]	10,273	10,807
Egypt (Arab Republic of) 5.75% 2024[4]	6,410	6,915
Egypt (Arab Republic of) 5.625% 2030	€3,225	4,057
Egypt (Arab Republic of) 7.625% 2032[4]	$14,100	15,669
Egypt (Arab Republic of) 8.50% 2047	10,000	11,035
Egypt (Arab Republic of) 8.15% 2059[4]	15,000	15,993
Ethiopia (Federal Democratic Republic of) 6.625% 2024	14,000	13,265
Export-Import Bank of India 3.25% 2030	14,800	15,561
Gabonese Republic 6.375% 2024	30,200	31,678
Guatemala (Republic of) 4.375% 2027	6,715	7,320
Honduras (Republic of) 6.25% 2027	19,495	22,419
Honduras (Republic of) 5.625% 2030[4]	2,460	2,771
Indonesia (Republic of) 6.625% 2037	8,612	12,279
Indonesia (Republic of) 5.25% 2042	18,644	24,192
Iraq (Republic of) 6.752% 2023	11,500	11,313
Jordan (Hashemite Kingdom of) 4.95% 2025[4]	7,500	8,030
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	21,135	23,380
Kazakhstan (Republic of) 5.125% 2025[4]	9,750	11,535
Kazakhstan (Republic of) 5.125% 2025	5,700	6,743
Kazakhstan (Republic of) 6.50% 2045[4]	7,865	12,421
Kenya (Republic of) 6.875% 2024[4]	5,175	5,730
Kenya (Republic of) 8.25% 2048[4]	29,120	33,102
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR18,100	5,169
Oman (Sultanate of) 4.875% 2025[4]	$2,574	2,697
Oman (Sultanate of) 6.25% 2031[4]	11,500	12,211
Pakistan (Islamic Republic of) 8.25% 2025[4]	9,222	10,340
Pakistan (Islamic Republic of) 6.875% 2027[4]	14,600	15,662
Panama (Republic of) 3.75% 2026[4]	20,790	22,793
Panama (Republic of) 4.50% 2047	15,445	19,006
Panama (Republic of) 4.50% 2050	4,525	5,583
Panama (Republic of) 4.30% 2053	6,400	7,680
Paraguay (Republic of) 5.00% 2026	7,095	8,255
Paraguay (Republic of) 5.00% 2026[4]	4,475	5,207
Paraguay (Republic of) 4.70% 2027[4]	8,790	10,188
Paraguay (Republic of) 4.70% 2027	5,500	6,375
Paraguay (Republic of) 4.95% 2031	3,415	4,098
Paraguay (Republic of) 2.739% 2033[4]	1,565	1,603
New World Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 6.55% 2037	$10,417	$15,566
Peru (Republic of) 5.625% 2050	1,240	1,890
Peru (Republic of) 2.78% 2060	10,795	10,428
PETRONAS Capital Ltd. 3.50% 2030[4]	3,400	3,837
PETRONAS Capital Ltd. 4.55% 2050[4]	3,400	4,418
Philippines (Republic of) 6.375% 2034	10,400	15,240
Philippines (Republic of) 2.95% 2045	13,400	13,913
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	3,045	3,156
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	5,513	6,111
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	1,330	1,674
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	1,287	1,620
Qatar (State of) 4.50% 2028[4]	45,000	54,117
Qatar (State of) 3.75% 2030[4]	6,200	7,227
Romania 2.00% 2032	€18,275	23,146
Romania 5.125% 2048[4]	$9,300	11,598
Russian Federation 4.375% 2029[4]	10,000	11,551
Russian Federation 4.375% 2029	4,000	4,620
Russian Federation 5.10% 2035	18,000	22,420
Russian Federation 5.25% 2047	12,000	16,127
Senegal (Republic of) 4.75% 2028	€13,200	17,011
Serbia (Republic of) 3.125% 2027	12,500	16,968
South Africa (Republic of) 5.875% 2030	$28,100	30,985
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,900	1,505
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	14,000	9,888
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	10,386
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[4]	7,500	4,575
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	2,124
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	10,530	6,586
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	5,360	3,243
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	4,740	2,891
Tunisia (Republic of) 6.75% 2023	€1,830	2,102
Tunisia (Republic of) 5.625% 2024	10,725	11,998
Tunisia (Republic of) 5.75% 2025	$8,645	7,923
Turkey (Republic of) 6.375% 2025	5,935	6,442
Turkey (Republic of) 6.00% 2041	16,795	16,128
Turkey (Republic of) 5.75% 2047	31,345	28,770
Ukraine 7.75% 2027	28,014	31,413
Ukraine 9.75% 2028	6,200	7,541
Ukraine 7.375% 2032	29,200	31,411
United Mexican States 3.90% 2025	4,930	5,540
United Mexican States 4.50% 2029	13,100	15,109
United Mexican States 4.75% 2032	10,480	12,246
United Mexican States 4.75% 2044	13,300	14,986
United Mexican States 3.75% 2071	10,285	9,652
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	870	86
Venezuela (Bolivarian Republic of) 7.75% 2019[10]	15,668	1,528
Venezuela (Bolivarian Republic of) 6.00% 2020[10]	12,912	1,227
Venezuela (Bolivarian Republic of) 12.75% 2022[10]	1,162	110
Venezuela (Bolivarian Republic of) 9.00% 2023[10]	18,851	1,838
Venezuela (Bolivarian Republic of) 8.25% 2024[10]	4,062	396
Venezuela (Bolivarian Republic of) 7.65% 2025[10]	1,741	170
Venezuela (Bolivarian Republic of) 11.75% 2026[10]	870	85
Venezuela (Bolivarian Republic of) 9.25% 2027[10]	2,321	226
Venezuela (Bolivarian Republic of) 9.25% 2028[10]	4,346	424
New World Fund — Page 11 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 11.95% 2031[10]	$1,449	$141
Venezuela (Bolivarian Republic of) 7.00% 2038[10]	1,448	141
		1,298,133
Corporate bonds, notes & loans 0.34% Energy 0.11%
Oleoducto Central SA 4.00% 2027[4]	3,450	3,746
Petrobras Global Finance Co. 5.60% 2031	7,100	7,936
Petrobras Global Finance Co. 6.85% 2115	4,340	5,070
Petróleos Mexicanos 6.875% 2025[4]	8,000	8,728
Petróleos Mexicanos 6.875% 2026	8,024	8,616
Petroleos Mexicanos 6.49% 2027	11,700	12,051
PTT Exploration and Production PCL 2.587% 2027[4]	4,769	5,044
Sinopec Group Overseas Development (2018) Ltd. 1.45% 2026[4]	4,100	4,127
Sinopec Group Overseas Development (2018) Ltd. 3.10% 2051[4]	4,700	4,626
		59,944
Financials 0.06%
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[9]	13,100	13,802
BBVA Bancomer SA 6.50% 2021[4]	787	791
Power Financial Corp. Ltd. 5.25% 2028	5,907	6,753
Power Financial Corp. Ltd. 6.15% 2028	5,334	6,425
Power Financial Corp. Ltd. 4.50% 2029	2,959	3,230
Power Financial Corp. Ltd. 3.35% 2031	4,010	4,041
		35,042
Communication services 0.04%
Axiata SPV5 Labuan Ltd. 3.064% 2050	4,446	4,477
PLDT Inc. 2.50% 2031	2,590	2,700
Tencent Holdings Ltd. 3.975% 2029	6,300	7,109
Tencent Holdings Ltd. 3.24% 2050[4]	7,100	7,119
		21,405
Utilities 0.04%
AES Panama Generation Holdings SRL 4.375% 2030[4]	3,485	3,759
Empresas Publicas de Medellin ESP 4.25% 2029[4]	4,980	5,300
Empresas Publicas de Medellin ESP 4.375% 2031[4]	4,380	4,666
State Grid Overseas Investment Ltd. 3.50% 2027[4]	6,825	7,666
		21,391
Industrials 0.04%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[4]	4,520	5,605
Lima Metro Line 2 Finance Ltd. 5.875% 2034[4]	1,577	1,908
Mexico City Airport Trust 4.25% 2026	11,060	11,528
Mexico City Airport Trust 3.875% 2028	1,040	1,055
		20,096
Materials 0.03%
Braskem Idesa SAPI 7.45% 2029	8,100	7,888
Braskem Idesa SAPI 7.45% 2029[4]	5,564	5,418
		13,306
Consumer staples 0.01%
MARB BondCo PLC 3.95% 2031[4]	7,700	7,679
New World Fund — Page 12 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.01%	Principal amount (000)	Value (000)
MercadoLibre, Inc. 3.125% 2031	$2,575	$2,590
Sands China Ltd. 4.375% 2030[4]	2,675	2,939
		5,529
Total corporate bonds, notes & loans		184,392
Total bonds, notes & other debt instruments (cost: $1,407,340,000)		1,482,525
Short-term securities 8.34% Money market investments 8.34%	Shares
Capital Group Central Cash Fund 0.11%[3,11]	40,794,802	4,079,888
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[11,12]	140,000,000	140,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[11,12]	140,000,000	140,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[11,12]	108,177,776	108,178
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[11,12]	70,000,000	70,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[11,12]	13,300,000	13,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.01%[11,12]	8,900,000	8,900
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[11,12]	4,800,000	4,800
Total short-term securities (cost: $4,564,701,000)		4,565,066
Total investment securities 101.15% (cost: $34,593,487,000)		55,369,579
Other assets less liabilities (1.15)%		(630,460)
Net assets 100.00%		$54,739,119
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 1/31/2021[14] (000)	Unrealized appreciation (depreciation) at 1/31/2021 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	315	March 2021	$(31,500)	$(48,456)	$130
30 Year Ultra U.S. Treasury Bond Futures	Long	134	March 2021	13,400	27,432	(1,028)
						$(898)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 1/31/2021 (000)
Purchases (000)	Sales (000)
USD44,286	EUR36,050	Goldman Sachs	2/9/2021	$528
New World Fund — Page 13 of 17

unaudited
Investments in affiliates3

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)
Common stocks 2.38%
Information technology 0.24%
Network International Holdings PLC[1,2]	$12,827	$101,597	$—	$—	$17,868	$132,292	$—
Health care 1.46%
Zai Lab Ltd. (ADR)[2,5]	394,726	18,463	—	—	383,287	796,476	—
Hugel, Inc.[1,2,15]	126,732	—	51,783	12,540	(16,961)	—	—
						796,476
Materials 0.07%
Loma Negra Compania Industrial Argentina SA (ADR)	32,851	—	—	—	6,524	39,375	—
Industrials 0.46%
CCR SA, ordinary nominative	159,139	79,767	—	—	14,899	253,805	—
Real estate 0.15%
BR Malls Participacoes SA, ordinary nominative[2]	47,713	23,972	—	—	8,707	80,392	—
Total common stocks						1,302,340
Short-term securities 7.45%
Money market investments 7.45%
Capital Group Central Cash Fund 0.11%[11]	3,020,465	2,276,609	1,217,186	—[8]	—[8]	4,079,888	891
Total 9.83%				$12,540	$414,324	$5,382,228	$891
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $28,407,928,000, which represented 51.90% of the net assets of the fund. This amount includes $27,847,438,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $976,273,000, which represented 1.78% of the net assets of the fund.
[5]	All or a portion of this security was on loan. The total value of all such securities was $743,849,000, which represented 1.36% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Amount less than one thousand.
[9]	Step bond; coupon rate may change at a later date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 1/31/2021.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 1/31/2021.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Nu Holdings Ltd., Series G, noncumulative, preferred shares	1/27/2021	$49,257	$49,257.09%
Nu Holdings Ltd., Series A, noncumulative, preferred shares	1/27/2021	9,788	9,788.02
Nu Holdings Ltd., Series Seed, noncumulative, preferred shares	1/27/2021	6,977	6,977.01
Nu Holdings Ltd., noncumulative, preferred shares	1/27/2021	4,047	4,047.01
Nu Holdings Ltd., Series B, noncumulative, preferred shares	1/27/2021	482	482.00
Nu Holdings Ltd., Series D, noncumulative, preferred shares	1/27/2021	256	256.00
Total private placement securities		$70,807	$70,807	.13%
New World Fund — Page 14 of 17

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $24,650,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $74,889,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
New World Fund — Page 15 of 17

unaudited
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,483,028	$3,587,635	$—	$10,070,663
Consumer discretionary	2,717,364	4,897,878	—	7,615,242
Health care	3,168,937	3,698,298	11	6,867,246
Financials	1,180,732	5,076,047	—	6,256,779
Communication services	3,089,958	1,518,800	—	4,608,758
Materials	1,853,711	1,387,702	—	3,241,413
Industrials	744,748	2,381,488	—	3,126,236
Consumer staples	398,368	2,558,611	—	2,956,979
Energy	666,807	1,207,347	—	1,874,154
Real estate	269,062	756,794	—	1,025,856
Utilities	109,999	768,933	—	878,932
Preferred securities	229,144	132,564	70,807	432,515
Rights & warrants	679	365,013	—	365,692
Convertible bonds & notes	—	1,523	—	1,523
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,298,133	—	1,298,133
Corporate bonds, notes & loans	—	184,392	—	184,392
Short-term securities	4,565,066	—	—	4,565,066
Total	$25,477,603	$29,821,158	$70,818	$55,369,579
New World Fund — Page 16 of 17

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$130	$—	$—	$130
Unrealized appreciation on open forward currency contracts	—	528	—	528
Liabilities:
Unrealized depreciation on futures contracts	(1,028)	—	—	(1,028)
Total	$(898)	$528	$—	$(370)
*	Futures contracts and forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
DOP = Dominican pesos
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MYR = Malaysian ringgits
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-036-0321O-S78059	New World Fund — Page 17 of 17